As filed with the Securities and Exchange Commission on November 23, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09079

                         MORGAN KEEGAN SELECT FUND, INC.
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:
                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



               REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
       Principal
        Amount/                                                                            Market
        Shares          Description                                                       Value (b)

ASSET BACKED SECURITIES-INVESTMENT GRADE - 29.9% OF NET ASSETS
                        COLLATERALIZED DEBT OBLIGATION - 3.4%
          1,872,383     Diversified Asset Securitization 1A A1, 7.873% 9/15/35             1,975,364
            500,000     Static Repackaging Trust 2005-1A D, 6.59% 3/27/40 (a)                500,000
                                                                                     -----------------
                                                                                     $     2,475,364
                                                                                     -----------------
                        COMMERCIAL LOANS - 14.1%
            895,876     Bank of America/First Union 2001-3 A1, 4.89% 4/11/37                 898,626
          2,180,319     Bear Stearns Commercial 2001-TOP2 A1, 6.08% 2/15/35                2,221,534
            500,000     Chase Commercial Mortgage 1997-1 E, 7.37% 6/19/29                    519,559
            658,590     Heller Financial 1999-PH1 A1, 6.50% 5/15/31                          668,476
          1,524,933     Morgan Stanley Capital 2003-IQ6 A1, 2.80% 12/15/41                 1,486,712
          1,492,509     Mortgage Capital Funding 1998-MC2 A2, 6.423% 6/18/30               1,542,899
          2,159,971     Salomon Brothers 2002-KEY2 A1, 3.222% 3/18/36                      2,131,550
            639,458     Morgan Stanley Dean Witter 2001-280 A1, 6.148% 2/3/16 (a)            657,494
                                                                                     -----------------
                                                                                     $    10,126,850
                                                                                     -----------------
                        CREDIT CARDS - 0.6%
            500,000     North Street 2000-1A B, 4.26% 10/30/11 (a)                           420,000

                        EQUIPMENT LEASES - 3.4%
          1,431,028     Aerco Limited 2A A3, 4.228% 7/15/25 (a)                            1,116,202
            973,089     Aircraft Finance Trust 1999-1A a2, 4.071% 5/15/24                    880,645
            500,000     Aviation Capital 2000-1A, 4.051% 11/15/25 (a)                        405,365
                                                                                     -----------------
                                                                                     $     2,402,212
                                                                                     -----------------
                        FRANCHISE LOANS - 6.4%
            655,051     ACLC Business Trust 1999-1 A2, 6.94% 8/15/2020 (a)                   653,953
          1,328,989     Atherton Franchise Loan 1999-A A2, 7.23% 4/15/12 (a)               1,381,726
            735,183     Atherton Franchise Loan 1998-A A2, 6.72% 5/15/20 (a)                 761,834
            572,377     FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                         571,524
          1,181,747     Peachtree Franchise 1999-A A1, 6.68% 1/15/21 (a)                   1,202,470
                                                                                     -----------------
                                                                                     $     4,571,507
                                                                                     -----------------
                        HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 2.0%
            225,588     Contimortgage 1997-1 M1, 7.42% 3/15/28                               226,716
            176,292     Empire Funding Home Loan 1999-1 M2, 9.00% 5/25/30                    179,695
            125,694     Novastar NIM Trust 2004-N2 NOTE, 4.458% 6/26/34 (a)                  125,214
          1,000,000     Master Asset Backed Securities 2004-HE1 M11, 6.35% 9/25/34           930,000
                                                                                     -----------------
                                                                                     $     1,461,625
                                                                                     -----------------
                                                                                     -----------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $21,684,281)                  $    21,457,558
                                                                                     -----------------
ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 2.2% OF NET ASSETS

                        COMMERCIAL LOANS - 1.0%
            700,000     Lehman Brothers 2002-LLFA L, 4.49% 6/14/17 (a)                       691,237
                        CREDIT CARDS - 0.4%
            279,766     First Consumers 2001-A A, 3.53% 9/15/08                              278,003
                        MANUFACTURED HOUSING LOANS - 0.8%
            741,117     Oakwood Mortgage 2001-B A2, 3.465% 3/15/18 (a)                       613,647
                                                                                     -----------------

TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE (COST $1,639,987)               $     1,582,887
                                                                                     -----------------
CORPORATE BONDS - INVESMENT GRADE - 34.1% OF NET ASSETS
                        AGRICULTURE - 1.4%
          1,000,000     Cargill, 6.15% Bond 2/25/08 (a)                                    1,033,214
                        AUTOMOTIVES - 2.8%
          1,000,000     Daimler-Chrysler, 6.40% Bond 5/15/06                               1,010,761
          1,000,000     Daimler-Chrysler, 7.375% Bond 9/15/06                              1,023,701
                                                                                     -----------------
                                                                                     $     2,034,462
                                                                                     -----------------
                        COMMUNICATIONS - 1.0%
            700,000     Walt Disney, 5.50% Bond 12/29/06                                     707,581
                        CRUISE LINES - 0.7%
            500,000     Carnival, 3.75% Bond 11/15/07                                        490,466
                        ELECTRONICS - 2.0%
          1,350,000     Ametek, 7.20% 7/15/08                                              1,421,196
                        ENERGY - 2.8%
          1,000,000     Halliburton, 6.00% Bond 8/1/06                                     1,009,796
          1,000,000     Progress Energy, 6.75% Bond 3/1/06                                 1,008,908
                                                                                     -----------------
                                                                                     $     2,018,704
                                                                                     -----------------
                        FINANCE - 8.5%
          3,000,000     Countrywide Home Loan, 4.25% Bond 12/19/07                         2,970,879
          1,000,000     General American Transportation, 6.75% Bond 3/1/06                 1,005,141
          1,000,000     Morgan JP, 6.70% Bond 11/1/07                                      1,037,441

            400,000     SLM, 5.09% Bond 1/31/14                                              397,956
            700,000     International Lease Finance, 5.70% Bond 7/3/06                       705,078
                                                                                     -----------------
                                                                                     $     6,116,495
                                                                                     -----------------
                        HOTELS - 1.5%
          1,000,000     Hospitality Properties, 7.00% 3/1/08                               1,043,726
                        INDUSTRIAL - 2.0%
          1,400,000     Cendant, 6.875% Bond 8/15/06                                       1,426,016
                        INSURANCE - 4.6%

            500,000     Allstate, 5.375% Bond 12/1/06                                        504,097
          1,000,000     The Money Group, 7.45% Bond 12/15/05                               1,005,549
            800,000     Prudential Insurance, 6.375% Bond 7/23/06 (a)                        811,046
          1,000,000     Unitrin, 5.75% Bond 7/1/07                                         1,012,502
                                                                                     -----------------
                                                                                     $     3,333,194
                                                                                     -----------------
                        MEDICAL - 2.3%
          1,576,000     Millipore, 7.50% 4/1/07                                            1,629,628
                        SPECIAL PURPOSE ENTITY - 2.8%
          1,000,000     Preferred Term Securities XVII, 5.18% Bond 6/23/35 (a)               997,500
          1,000,000     Countrywide Capital I, 8.00% Bond 12/15/26                         1,027,322
                                                                                     -----------------
                                                                                     $     2,024,822
                                                                                     -----------------
                        TELECOMMUNICATIONS - 1.4%
          1,024,000     Sprint Capital, 7.125% Bond 1/30/06                                1,032,426
                        TRANSPORTATION - 0.3%
            238,740     Southwest Airlines, 5.10% Bond 5/1/06                                239,196

                                                                                     -----------------
TOTAL CORPORATE BONDS - INVESTMENT GRADE (COST $24,815,649)                           $   24,551,126
                                                                                     -----------------

CORPORATE BONDS - NON-INVESMENT GRADE - 8.6% OF NET ASSETS
                        AUTOMOTIVES - 0.7%
            500,000     Navistar International, 9.375% 6/1/06                                510,000
                        COMMUNICATIONS - 1.4%
          1,000,000     Cox Enterprises, 4.375% Bond 5/1/08 (a)                              982,226
                        FINANCE - 6.5%
          1,000,000     General Motors Acceptance, 6.125% Bond 9/15/06                     1,003,176
          1,000,000     General Motors Acceptance, 6.125% Bond 2/1/07                        994,123
            250,000     General Motors Accaptance, 6.07% Bond 12/1/14                        210,179
          1,000,000     Ford Motor Credit, 7.20% Bond 6/15/07                              1,005,722
          1,000,000     Ford Motor Credit, 6.50% Bond 1/25/07                              1,001,163
            500,000     Ford Motor Credit, 6.625% Bond 6/16/08                               488,689
                                                                                     -----------------
                                                                                     $     4,703,052
                                                                                     -----------------
                                                                                     -----------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST $6,333,242)                       $     6,195,278
                                                                                     -----------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 14.8% OF NET ASSETS
                        COLLATERALIZED MORTGAGE OBLIGATION - 14.8%
            294,220     Argent NIM Trust 2004-WN10 A, 4.212% 11/25/34 (a)                    293,391
          1,956,438     Bank of America 2004-B 2A2, 4.133% 3/25/34                         1,910,309
            553,038     Countrywide 2004-15 1A2, 4.987% 9/25/34                              554,378
            631,867     Countrywide 2004-15 2A2, 5.268% 9/25/34                              627,726
            800,000     First Franklin Mortgage 2004-FF5 N4, 8.353% 8/25/34 (a)              808,000
            843,762     GSR Mortgage 2004-1OF 1A1, 4.50% 8/25/19                             835,315
          1,284,627     Harborview Mortgage 2004-4 3A, 2.975% 6/19/34                      1,255,462
          1,969,734     Harborview Mortgage 2004-6 5A, 4.761% 8/19/34                      1,941,960
            464,989     Long Beach Mortgage 2001-1 M2, 4.09% 4/21/31                         437,090
            869,497     Long Beach Mortgage 2001-4 M2, 4.74% 3/25/32                         842,354
             99,577     Sharps 2004-4N NOTE, 6.65% 6/25/34 (a)                                99,890
          1,000,000     Washington Mutual 2003-AR10 A4, 4.074% 10/25/33                      990,013
                                                                                     -----------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE (COST $10,738,030)               $    10,595,888
                                                                                     -----------------
MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 2.6% OF NET ASSETS
                        COLLATERALIZED MORTGAGE OBLIGATION - 2.6%
          1,500,000     Fannie Mae 2003-129 MB, 4.00% 12/25/16                             1,474,733
            427,090     Long Beach Mortgage 2001-2 M2, 3.60% 7/25/31                         401,951
                                                                                     -----------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $1,929,834)            $     1,876,684
                                                                                     -----------------
GOVERNMENT AGENCY SECURITIES  - 2.9% OF NET ASSETS
          1,316,318     Small Business Administration 2003-20E 1, 4.64% 5/1/23             1,306,359
            269,392     Small Business Administration 2001-P10B, 6.344% 8/1/11               283,310
            500,000     Federal Home Loan Bank, 3.315% 3/1/07                                499,069
                                                                                     -----------------
TOTAL GOVERNMENT AGENCY SECURITIES (COST $2,103,591)                                 $     2,088,738
                                                                                     -----------------
PREFERRED STOCKS - 0.7% OF NET ASSETS
             20,000     Metlife, Inc.                                                        501,400
                                                                                     -----------------
TOTAL PREFERRED STOCKS (COST $501,400)                                                    $  501,400
                                                                                     -----------------
EURODOLLAR TIME DEPOSITS - 3.8% OF NET ASSETS
                        State Street Bank & Trust Company Eurodollar

                        time deposits dated September 30, 2005, 1.85%,
                                                                                     -----------------
                        maturing at $ 2,740,148 on October 1, 2005.                  $     2,740,000
                                                                                     -----------------
                                                                                     -----------------
TOTAL INVESTMENTS - 99.6% OF NET ASSETS (COST $72,486,014)                           $    71,589,559
                                                                                     -----------------
OTHER ASSETS AND LIABILITIES, NET - 0.4% OF NET ASSETS                                       316,833
                                                                                     -----------------
NET ASSETS                                                                           $    71,906,392
                                                                                     =================


          (a) These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

          (b) Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in other open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
ASSET BACKED SECURITIES- INVESTMENT GRADE - 48.1% OF NET ASSETS
                    AUTO DEALERSHIPS - 0.6%
     2,904,463      Falcon Franchise 2003-1 A, 4.856% 1/5/25 (a)                                               2,841,233
                    CERTIFICATE-BACKED OBLIGATIONS -  1.6%
     5,862,588      Legacy Benefits 2004-1 A, 5.35% 2/10/39 (a)                                                5,524,668
     3,000,000      Soloso CDO 2005-1A BIL, 6.46% 10/15/35 (a)                                                 3,000,000
                                                                                                     --------------------
                                                                                                      $        8,524,668
                                                                                                     --------------------
                    COLLATERALIZED DEBT OBLIGATION - 9.7%
     6,500,000      Alesco Preferred Funding 8A D1, 5.946% 12/23/35 (a)                                        6,488,300
     6,570,020      Diversified Asset Securitization 1A A1, 7.873% 9/15/35                                     6,931,371
     5,000,000      E-Trade 2002-1A B, 4.223% 10/8/37 (a)                                                      4,650,000
     3,000,000      E-Trade 2003-1A PSC, 11.50% 2/10/37 (a)                                                    3,300,000
     6,485,282      E-Trade 2004-1A COM1, 2.00% 1/10/40                                                        6,550,135
     2,400,000      Restructured Asset Backed 2003-3A A3, 4.50% 1/29/22 (a)                                    2,008,896
     7,000,000      Static Repackaging Trust 2005-1A D, 6.59% 3/27/40 (a)                                      7,000,000
     5,000,000      Taberna Preferred Funding 2005-3A D, 6.52% 2/5/36 (a)                                      5,000,000
     5,000,000      Magmo CDO 1A B2, 5.54% 11/15/12 (a)                                                        4,625,000
     5,000,000      Charles River CDO 1X BV, 6.22% 12/9/37                                                     4,900,000
                                                                                                     --------------------
                                                                                                      $       51,453,702
                                                                                                     --------------------
                    COMMERCIAL LOANS - 5.6%
                    Bear Stearns Mortgage 2000-WF1 X, 0.426% 2/15/32 interest-only strips                      1,261,559
                    Chase Manhattan Bank 1999-1 X, 0.514% 8/15/31 interest-only strips                           442,713
                    Commercial Capital 3A X, 3,579.314% 2/15/09 interest-only strips (a)                       2,181,611
     6,800,000      Commercial Mortgage 2002-FL7 G, 4.94% 11/15/14 (a)                                         6,801,918
                    CS First Boston 2002-CKP1 AX, 0.163% 12/15/35 interest-only strips (a)                     6,253,492
                    FFCA Secured Lending 1998-1, 1.469% 10/18/25 interest-only strips (a)                        350,595
     3,500,000      Greenwich Capital 2003-FL1 M, 5.35% 7/5/18 (a)                                             3,524,990
     1,200,780      Heller Mortgage 1999-PH1 A1, 6.50% 5/15/31                                                 1,218,804

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
                    Heller Mortgage 2000-PH1 X, 0.492% 1/17/34 interest-only strips (a)                        1,117,080
                    Legg Mason 2003-20 A, 4.856% 7/25/21 interest-only strips (a)                                695,454
                    Merrill Lynch Mortgage 1998-C1, 0.826% 11/15/26 interest-only strips                       3,080,835
                    Nomura Asset 1996-MD5 CS1, 1.669% 4/13/39 interest-only strips                                38,053
                    Salomon Brothers Mortgage 2001-C2 X1, 0.563% 11/13/11 interest-only strips (a)             2,877,329
                                                                                                     --------------------
                                                                                                      $       29,844,433
                                                                                                     --------------------
                    CREDIT CARDS - 2.0%
    12,299,000      North Street 2000-1A B, 4.26% 10/30/11 (a)                                                10,331,160
                    EQUIPMENT LEASES - 6.6%
    19,080,376      Aerco Limited 2A A3, 4.228% 7/15/25 (a)                                                   14,882,694
    10,703,976      Aircraft Finance Trust 1999-1A a2, 4.071% 5/15/24                                          9,687,098
     6,000,000      Aviation Capital 2000-1A A1, 4.248% 11/15/25 (a)                                           4,864,380
    20,000,000      United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)                     5,500,000
                                                                                                     --------------------
                                                                                                      $       34,934,172
                                                                                                     --------------------
                    FRANCHISE LOANS - 5.0%
     1,109,710      Atherton Franchisee 1998-A A2, 6.72% 8/15/10 (a)                                           1,149,937
     1,000,000      Atherton Franchisee 1998-A B, 6.85% 6/15/11 (a)                                              922,547
     9,310,984      Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                                           9,680,462
                    FMAC Loan Trust 1997-A AX, 3.456% 4/15/19 interest-only strips (a)                           995,793
                    FMAC Loan Trust 1997-C AX, 2.261% 12/15/19 interest-only strips (a)                          210,365
                    Franchise Loan Trust 1998-I AX, 1.779% 7/15/20 interest-only strips (a)                    2,214,724
     3,815,151      Peachtree Franchise 1999-A A1, 6.680% 1/15/21 (a)                                          3,882,054
     5,000,000      Peachtree Franchise 1999-A A2, 7.22% 1/15/21 (a)                                           4,819,750
                    Peachtree Franchise 1999-A AX, 0.86% 1/15/21 interest-only strips (a)                      2,506,375
                                                                                                     --------------------
                                                                                                      $       26,382,007
                                                                                                     --------------------
                    HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 13.4%
     1,002,652      Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31                                                972,572
     2,434,000      Ace Securities 2004-IN1 M6, 7.33% 5/25/34                                                  2,512,416

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
     4,114,000      Ace Securities 2004-RM1 B2, 7.33% 7/25/34 (a)                                              3,743,740
     5,000,000      Ace Securities 2005-HE2 M10, 7.08% 4/25/35                                                 4,514,650
     4,663,000      Ace Securities 2005-RM2 M11, 6.83% 6/25/35                                                 3,922,049
     4,100,000      Argent NIM Trust 2004-WNS B, 8.75% 5/25/34 (a)                                             4,110,250
     7,686,900      Asset Securitization 2003-HE1 M4, 7.72% 1/15/33                                            7,610,031
     3,000,000      Conseco Finance 2002-C BF1, 8.00% 6/15/32                                                  3,075,042
     4,200,000      Fremont NIM Trust 2004-2 N2, 5.926% 7/25/34 (a)                                            4,200,000
     3,375,000      Lake Country Mortgage 2005-HE1 M8, 6.28% 12/25/32 (a)                                      3,308,006
     3,000,000      Long Beach Holdings 2005-1 N2, 6.17% 2/25/35 (a)                                           3,000,000
     3,009,000      Master Securities 2004-HE1 M11, 7.33% 9/25/34                                              2,798,370
     6,233,000      Morgan Stanley 2002-NC3 B1, 5.19% 8/25/32                                                  6,273,888
     2,000,000      NovaStar Home Equity 2004-3 B4, 7.141% 12/25/34                                            1,940,000
     4,000,000      NovaStar Home Equity 2005-2 M11, 6.09% 10/25/35                                            3,592,480
     3,853,000      Renaissance Home Equity 2003-3 M6, 6.25% 12/25/33                                          3,825,258
       325,798      Sharps Trust 2003-6HEN N, 7.25% 11/25/33 (a)                                                 323,957
        19,833      Sharps Trust 2003-HE1N N, 6.90% 11/25/33 (a)                                                  19,833
     3,500,000      Soundview 2005-A M11, 6.28% 4/25/35 (a)                                                    3,094,210
     8,050,000      Terwin Mortgage 2005-5SL B3, 5.50% 2/25/35 (a)                                             7,833,213
                                                                                                     --------------------
                                                                                                      $       70,669,965
                                                                                                     --------------------
                    HOME IMPROVEMENT LOANS - 0.2%
     1,240,000      Green Tree Home Improvement 1996-C HEB1, 8.15% 6/15/27                                     1,242,067
                    SMALL BUSINESS LOANS - 3.4%
     4,649,534      ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)                                          4,584,487
     3,275,255      ACLC Business Trust 1999-1 A2, 6.94% 8/15/2020 (a)                                         3,269,765
     4,999,691      ACLC Business Trust 1999-2 B, 8.745% 1/15/21 (a)                                           5,117,034
                    United Capital Markets 2003-A NOTE, 2.30% 11/8/27 interest-only strips (a)                 5,147,908
                                                                                                     --------------------
                                                                                                      $       18,119,194
                                                                                                     --------------------

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
                                                                                                     --------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $253,717,759)                                  $      254,342,601
                                                                                                     --------------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 9.9% OF NET ASSETS
                          AUTO DEALERSHIPS - 0.2%
     1,000,000       Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)                                           880,930
                     CERTIFICATE-BACKED OBLIGATIONS -  1.9%
   10,000,000        Preferred Term Securities XIX, 6.07% 12/22/35 (a)                                         9,966,600
                     COLLATERALIZED DEBT OBLIGATION - 1.0%
     5,200,000       MKP 4A CS, 2.00% 7/12/40 (a)                                                              5,200,000
                     COMMERCIAL LOANS - 1.2%
     2,672,274       Chase Commercial Mortgage 2000-FL1A E, 4.89% 12/12/13 (a)                                 2,671,419
     3,750,000       Lehman Brothers 2002-LLFA L, 4.975% 6/14/17 (a)                                           3,703,054
                                                                                                     --------------------
                                                                                                       $       6,374,473
                                                                                                     --------------------
                     EQUIPMENT LEASES - 2.6%
    10,000,000        Aircraft Finance Trust 1999-1A A1, 4.248% 5/15/24                                        6,275,000
    11,000,000        Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                                       7,425,000
                                                                                                     --------------------
                                                                                                      $       13,700,000
                                                                                                     --------------------
                    FRANCHISE LOANS - 1.0%
                    Captec Franchise 1999-1 A, 1.102% 10/25/18 interest-only strips (a)                        2,200,469
                    FMAC Loan Trust 1997-B AX, 2.937% 9/15/19 interest-only strips (a)                           501,368
                    FMAC Loan Trust 1998-A AX, 2.22% 9/15/20 interest-only strips (a)                            298,106
                    FMAC Loan Trust 1998-CA AX, 1.837% 9/15/18 interest-only strips (a)                        2,221,693
                                                                                                     --------------------
                                                                                                      $        5,221,636
                                                                                                     --------------------
                    HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 1.5%
     2,888,951      Aames Mortgage Trust 2001-2 B, 7.367% 8/25/31                                              1,300,028
     2,000,000      Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30                                          1,879,700
     4,000,000      Merrill Lynch Mortgage 2005-SL1 B5, 7.33% 6/25/35 (a)                                      3,568,800
     1,632,315      Sharps Trust 2005-HE1N NB, 10.00% 2/25/35 (a)                                              1,550,487

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
                                                                                                     --------------------
                                                                                                      $        8,299,015
                                                                                                     --------------------
                    MANUFACTURED HOUSING LOANS - 0.5%
     2,000,000      Conseco Finance 2002-2 M2, 9.163% 3/1/33                                                   1,288,070
     1,300,000      Oakwood Mortgage 1999-B M1, 7.18% 12/15/26                                                   211,250
     1,482,234      Oakwood Mortgage 2001-B A2, 3.946% 3/15/18 (a)                                             1,227,294
       300,000      UCFC Manufactured Housing 1996-1 M, Zero Coupon Bond 1/15/28                                 195,000
                                                                                                     --------------------
                                                                                                      $        2,921,614
                                                                                                     --------------------

                                                                                                     --------------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE (COST $56,247,117)                               $       52,564,268
                                                                                                     --------------------

CORPORATE BONDS - INVESMENT GRADE - 11.1% OF NET ASSETS
                    ELECTRONICS - 1.0%
     5,000,000      Ametek, 7.20% 7/15/08                                                                      5,263,690
                    FINANCE - 1.0%
     1,197,000      Countrywide Capital, 8.00% Bond 12/15/26                                                   1,229,704
     4,000,000      SLM, 4.65% Bond 1/31/14                                                                    3,979,560
                                                                                                     --------------------
                                                                                                               5,209,264
                                                                                                     --------------------
                    HOTELS - 0.3%
     1,500,000      Hospitality Properties, 7.00% 3/1/08                                                       1,565,589
                    INSURANCE - 0.6%
     3,500,000      Principal Life, 4.57% Bond 3/1/12                                                          3,384,185
                    INVESTMENT COMPANIES - 0.9%
     5,000,000      Reg Diversified Funding, 4.45% Bond 1/25/36 (a)                                            5,000,000
                    MEDICAL - 0.6%
     3,000,000      Millipore, 7.50% 4/1/07                                                                    3,102,084
                    RETAIL - 1.0%
     5,550,000      Autozone, 4.75% 11/15/10                                                                   5,353,236

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)

                    SPECIAL PURPOSE ENTITY - 5.7%
     4,000,000      Preferred Term Securities, 6.69% 12/11/32 (a)                                              4,130,000
     4,000,000      Incaps Funding II, 3.068% 1/15/34 (a)                                                      3,960,000
       490,339      MM Community Funding I, 8.03% 6/15/31 (a)                                                    565,094
     2,000,000      Preferred Term Securities XVII, 5.18% 6/23/35 (a)                                          1,995,000
     5,000,000      Preferred Term Securities XVIII, 5.57% 9/23/35 (a)                                         5,012,500
     2,000,000      US Capital Funding I, 5.393% 5/1/34 (a)                                                    2,000,000
     1,500,000      US Capital Funding II B-1, 5.343% 8/1/34 (a)                                               1,509,375
     3,000,000      US Capital Funding III, 5.385% 12/1/35 (a)                                                 3,000,000
     7,500,000      Hybrid Capital, 8.00% Bond 4/29/49                                                         7,779,150
                                                                                                     --------------------
                                                                                                      $       29,951,119
                                                                                                     --------------------

                                                                                                     --------------------
TOTAL CORPORATE BONDS - INVESTMENT GRADE (COST $59,148,662)                                           $       58,829,167
                                                                                                     --------------------

CORPORATE BONDS - NON-INVESMENT GRADE - 1.7% OF NET ASSETS
                    AUTOMOTIVES - 1.7%
     4,000,000      Ford Motor Credit, 6.625% Bond 6/16/08                                                     3,909,508
     4,000,000      General Motors, 6.07% Bond 12/1/14                                                         3,362,860
     2,000,000      Navistar International, 9.375% 6/1/06                                                      2,040,000
                                                                                                     --------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST $9,900,431)                                        $        9,312,368
                                                                                                     --------------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 17.1% OF NET ASSETS
                          COLLATERALIZED MORTGAGE OBLIGATION - 17.1%
     4,950,000      Aames Mortgage 2005-2 B3, 6.09% 7/25/35                                                    4,090,185
       588,440      Argent NIM Trust 2004-WN10 A, 4.212% 11/25/34 (a)                                            586,782
     2,000,000      Argent NIM Trust 2004-WN10 B, 7.385% 11/25/34 (a)                                          2,000,000
     7,000,000      Citigroup Mortgage 2004-OPT1 M13, 5.35% 10/25/34                                           6,370,000
     6,778,000      First Franklin Mortgage 2004-FF11 M10, 6.34% 1/25/35                                       6,303,540

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
     3,650,000      First Franklin Mortgage 2004-FF5 M8, 6.83% 8/25/34                                         3,558,750
     2,000,000      First Franklin Mortgage 2003-FF5 N2, 7.869% 4/25/34 (a)                                    2,010,000
     3,000,000      First Franklin Mortgage 2004-FF5 N4, 8.353% 8/25/35 (a)                                    3,030,000
     4,000,000      Greenpoint Manufactured Housing 2005-HE1 M-8, 6.10% 9/25/34                                3,962,520
                    Harborview Mortgage 2003-2 1X, 1.262% 10/19/33 interest-only strips                          716,070
                    Harborview Mortgage 2004-1 X, 1.36% 4/19/34 interest-only strips                             498,707
                    Harborview Mortgage 2004-8 X, 1.446% 11/19/34 interest-only strips                         1,074,296
     4,999,934      Harborview Mortgage 2005-9 B9, 5.30% 6/20/35                                               4,771,787
     3,999,947      Harborview Mortgage 2005-9 B10, 5.30% 6/20/35                                              3,289,957
     1,859,957      Long Beach Mortgage 2001-1 M2, 4.09% 4/21/31                                               1,748,360
     6,574,599      Long Beach Mortgage 2001-2 M2, 4.78% 7/25/31                                               6,187,605
     5,043,084      Long Beach Mortgage 2001-4 M2, 5.48% 3/25/32                                               4,885,654
     3,000,000      Long Beach Mortgage 2004-4 M10, 6.83% 10/25/34                                             3,075,000
                    Mellon Residential 2004-TBC1 X, 0.443% 2/26/34 interest-only strips  (a)                   1,362,510
     4,500,000      Meritage Mortgage 2004-2 M10, 7.33% 1/25/35                                                4,230,000
     5,000,000      Meritage Mortgage 2005-2 M11, 6.83% 11/25/35                                               4,135,150
     3,750,000      Park Place Securities 2005-WHQ2 M11, 5.56% 5/25/35                                         3,075,000
     2,000,000      Park Place Securities NIM Trust  2004-MCWNI B, 7.38% 9/25/34 (a)                           2,000,000
     2,784,589      SACO I 2000-3A 1B3, 7.777% 9/25/40 (a)                                                     2,798,275
     1,752,725      Sail Net Interest Margin Notes 2004-5A B, 6.75% 6/27/34 (a)                                1,757,107
       341,569      Salomon Brothers Mortgage 2000-1 B1, 9.00% 3/25/22                                           340,576
     3,725,000      Sasco Net Interest Margin Trust 2003-BC2 N3, 10.00% 2/27/33 (a)                            3,762,250
     3,000,000      Soundview 2005-OPT1 M10, 6.891% 6/25/35                                                    2,863,590
     2,000,000      Soundview 2005-OPT1 M9, 6.11% 6/25/35                                                      1,900,000
     1,481,208      Structured Asset 1999-SP1, 9.00% 5/25/29                                                   1,477,095
     3,000,000      Structured Asset 2004-8 B2, 5.00% 9/25/34                                                  2,670,000
                                                                                                     --------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE (COST $91,355,777)                                $       90,530,766

                                                                                                     --------------------

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
GOVERNMENT AGENCY SECURITIES  - 5.3% OF NET ASSETS
                    Fannie Mae 1997-M6, 0.776% 3/17/37 interest-only strips ( c )                                651,273
                    Fannie Mae 1999-M3 N, 0.839% 6/25/38 interest-only strips ( c )                            1,147,233
                    Fannie Mae 2000-M2, 0.023% 6/17/40 interest-only strips ( c )                                 48,087
     3,000,000      Federal Home Loan Bank, 3.215% 3/1/07 ( c )                                                2,994,414
                    GNMA 2001-44, 0.809% 7/16/41 interest-only strips ( c )                                    1,380,226
                    GNMA 2002-28, 1.190% 1/16/42 interest-only strips ( c )                                      731,950
                    GNMA 2003-59 XA, 0.628% 6/16/34 interest-only strips ( c )                                 2,563,522
                    GNMA 2003-7 IP, 5.50% 10/16/25 interest-only strips ( c )                                     42,523
       263,585      Small Business Administration 1994-20J 1, 8.30% 10/1/14 ( c )                                278,185
       172,988      Small Business Administration 1997-20D 1, 7.50% 4/1/17 ( c )                                 182,579
        86,190      Small Business Administration 2000-20B 1, 7.73% 2/1/20 ( c )                                  94,054
       161,577      Small Business Administration 2000-20D 1, 7.47% 4/1/20 ( c )                                 174,240
     2,311,973      Small Business Administration 2001-20J 1, 5.76% 10/1/21 ( c )                              2,401,724
     7,510,913      Small Business Administration 2003-20E 1, 4.64% 5/1/23 ( c )                               7,454,085
       775,677      Small Business Investment Companies 2000-P10A 1, 8.017% 2/10/10 ( c )                        837,514
       969,810      Small Business Investment Companies 2001-P10B 1, 6.344% 8/1/11 ( c )                       1,019,917
     1,903,854      Small Business Investment Companies 2002-P10A 1, 6.03% 2/10/12 ( c )                       1,970,489
     1,620,796      Small Business Investment Companies 2003-P10A 1, 4.524% 2/10/13 ( c )                      1,639,532
     2,161,493      Small Business Investment Companies 2004-P10A 1, 4.504% 2/10/14 ( c )                      2,161,493
                                                                                                     --------------------
TOTAL GOVERNMENT AGENCY SECURITIES (COST $31,138,273)                                                 $       27,773,040
                                                                                                     --------------------

PREFERRED STOCKS - 0.9% OF NET ASSETS
       180,000      Metlife, Inc.                                                                              4,512,600
                                                                                                     --------------------
TOTAL PREFERRED STOCKS (COST $4,512,600)                                                              $        4,512,600
                                                                                                     --------------------

EURODOLLAR TIME DEPOSITS - 5.2% OF NET ASSETS
                    State Street Bank & Trust Company Eurodollar

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
    Principal
     Amount/                                                                                                 Market
      Shares        Description                                                                             Value (b)
                    time deposits dated September 30, 2005, 3.00%,                                   --------------------
                    maturing at $ 27,322,277 on October 1, 2005.                                      $       27,320,000
                                                                                                     --------------------
                                                                                                     --------------------
TOTAL INVESTMENTS - 99.3% OF NET ASSETS (COST $533,340,619)                                           $      525,184,810
OTHER ASSETS AND LIABILITIES, NET - 0.7% OF NET ASSETS                                                         3,743,528
NET ASSETS                                                                                           --------------------
                                                                                                      $      528,928,338
                                                                                                     ====================

(a) These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

(b) Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in other open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


(c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

(d)  Trust preferred security with no stated interest rate.


                                      REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                 SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2005

    PRINCIPAL
     AMOUNT/                                                                                                 MARKET
     SHARES         DESCRIPTION                                                                              VALUE(b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 7.3% OF NET ASSETS
                    COLLATERALIZED BOND OBLIGATION - 1.3%
     10,550,000     Commodore 1A C, 6.07% 2/28/37 (a)                                                        7,042,125
      7,500,000     Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                                                  7,837,500
                                                                                                        ---------------
                                                                                                        $   14,879,625
                                                                                                        ---------------
                    COMMERCIAL LOANS - 0.4%
                    Asset Securitization 1996-D2 ACS2, 0.89% 2/14/29 interest-only strips                       77,933
                    Commercial Mortgage 1997-ML1, 0.755% 12/15/30 interest-only strips                         689,753
                    Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26 interest-only strips                     3,459,883
                                                                                                        ---------------
                                                                                                        $    4,227,569
                                                                                                        ---------------
                    EQUIPMENT LEASES - 2.2%
     29,097,574     Aerco Limited 2A A3, 4.031% 7/15/25 (a)                                                 22,696,108
     36,000,000     Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)                            2,250,000
                                                                                                        ---------------
                                                                                                        $   24,946,108
                                                                                                        ---------------
                    FRANCHISE LOANS - 1.0%
                    Atherton Franchisee 1999-A AX, 1.256% 3/15/19 interest-only strips (a)                   1,151,160
                    FMAC Loan Trust 1997-A AX, 3.456% 4/15/19 interest-only strips (a)                       1,910,994
                    FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only strips (a)                        841,459
                    FMAC Loan Trust 1998-CA AX, 1.794% 9/15/18 interest-only strips (a)                      3,196,690
                    Franchise Loan Trust 1998-I AX, 1.779% 7/15/20 interest-only strips (a)                  5,080,047
                                                                                                        ---------------
                                                                                                        $   12,180,350
                                                                                                        ---------------
                    HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 1.4%
      6,000,000     Ace Securities 2004-HE2 B1, 7.33% 10/25/34                                               5,760,000
      3,000,000     Ace Securities 2004-HE4 M11, 7.141% 12/25/34                                             2,807,790
      2,250,000     Ameriquest Mortgage 2003-8 MV6, 7.58% 10/25/33                                           2,307,875
      2,000,000     Conseco Finance 2002-C BF1, 8.00% 8/15/32                                                2,050,028
      4,000,000     Soundview 2005-A B1, 6.28% 4/25/35 (a)                                                   3,412,480
                                                                                                        ---------------
                                                                                                        $   16,338,173
                                                                                                        ---------------
                    MANUFACTURED HOUSING LOANS - 1.0%
      7,000,000     Green Tree Financial 1996-2 M1, 7.60% 4/15/27                                            5,484,339
      6,700,000     Green Tree Financial 1996-9 M1, 7.63% 8/15/27                                            5,781,343
                                                                                                        ---------------
                                                                                                        $   11,265,682
                                                                                                        ---------------

                                                                                                        ---------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $83,858,315)                                     $   83,837,507
                                                                                                        ---------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 41.1% OF NET ASSETS
                    CERTIFICATE-BACKED OBLIGATIONS - 0.9%
      3,000,000     Preferred Term Securities II, 5/22/33 (a)(f)                                             3,090,090
      2,215,000     Preferred Term Securities XVIII, 12.00% 9/23/35 (a)                                      2,170,700
      2,000,000     TPREF Funding I, 10.00% 10/15/32 (a)                                                     1,860,000
      3,000,000     US Capital Funding I, 10.00% 5/1/34 (a)                                                  2,880,000
                                                                                                        ---------------
                                                                                                        $   10,000,790
                                                                                                        ---------------
                    COLLATERALIZED DEBT OBLIGATION - 1.9%
      1,500,000     AIMCO 2000-AA D, 9.409% 8/22/12 (a)                                                      1,370,625
      1,450,000     AJAX Limited 2A PS, 1.351% 9/8/32 (a)                                                      764,875
      3,000,000     Equinox Funding 1A D, 10.39% 11/15/12 (a)                                                1,470,000
      5,950,573     Hewett's Island 2004-1A COM, 9.00% 12/15/16                                              5,950,573
      2,000,000     Loomis Sayles Limited 2A C, 10.84% 9/25/13 (a)                                           1,915,000
      7,000,000     Stanfield 2A D1, 9.699% 4/15/15 (a)                                                      6,877,500
      2,000,000     VALEO 3A B1, 6.371% 12/15/13 (a)                                                         1,515,000
      3,000,000     Wibraham Limited 1A, 4.46% 7/13/12 (a)                                                   2,287,500
                                                                                                        ---------------
                                                                                                        $   22,151,073
                                                                                                        ---------------
                    COMMERCIAL LOANS - 3.6%
      1,938,894     CS First Boston Mortgage 1995-WF1 G, 9.00% 12/21/27                                      1,867,640
      4,159,511     Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                                         4,141,517
     14,000,000     Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                                         9,450,000
     35,869,811     Enterprise Mortgage 2000-1 A2, 7.45% 1/15/27 (a)                                        20,266,443
     10,000,000     Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                                         5,947,900
                                                                                                        ---------------
                                                                                                        $   41,673,500
                                                                                                        ---------------


    PRINCIPAL
     AMOUNT/                                                                                                  MARKET
     SHARES         DESCRIPTION                                                                              VALUE(b)

                    EQUIPMENT LEASES - 17.3%
     15,598,484     Aerco Limited 2A B2, 4.818% 7/15/25 (a)                                                  5,829,934
     48,000,000     Aircraft Finance Trust 1999-1A A1, 4.248% 5/15/24                                       30,120,000
     60,500,000     Airplanes Pass Through Trust 2001-1A A9, 4.318% 3/15/19                                 32,670,000
      1,796,034     DVI Receivables 2000-2 A4, 7.115% 11/12/08                                               1,701,742
      3,545,349     DVI Receivables 2001-2 A3, 3.519% 11/8/31                                                2,942,640
      4,257,021     DVI Receivables 2001-2 A4, 4.613% 11/11/09                                               3,575,898
     24,270,903     DVI Receivables 2002-1 A3A, 4.09% 6/11/10                                               17,535,727
      9,833,367     Embarcadero Aircraft 2000-A A2, 4.248% 8/15/25 (a)                                       8,874,613
     22,000,000     Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                                      14,850,000
      9,844,640     Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                                     4,774,651
     41,800,000     Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                                    20,377,500
      2,400,000     Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)                                      1,524,000
     42,000,000     Pegasus Aviation Lease 2001-1A A1, 4.208% 5/10/31 (a)                                   21,420,000
     10,000,000     Pegasus Aviation Lease 2001-1A A2, 4.308% 5/10/31 (a)                                    5,125,000
     30,575,359     Pegasus Aviation Lease 2001-1A A3, 4.408% 3/10/14 (a)                                   23,886,999
     10,552,752     Pegasus Aviation Lease 2001-1A B1, 4.59% 5/10/31 (a)                                     1,899,495
      3,517,584     Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)                                       773,868
                                                                                                        ---------------
                                                                                                        $  197,882,067
                                                                                                        ---------------
                    FRANCHISE LOANS - 4.2%
      4,043,393     Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)                                           3,805,116
      3,679,000     Falcon Franchise Loan 2000-1 F, 6.50% 11/5/17 (a)                                        2,384,875
      2,809,000     Falcon Franchise Loan 2001-1 E, 6.50% 1/5/23                                             1,881,075
      2,000,000     Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                             1,237,020
      6,348,000     Falcon Franchise Loan 2003-1 F, 1.881% 1/5/25 (a)                                        3,729,577
     23,529,105     FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                                          17,677,040
      8,111,693     FMAC Loan Trust 1996-B A2, 4.09% 11/15/18 (a)                                            5,556,510
                    FMAC Loan Trust 1996-B AX, 3.00% 11/15/18 interest-only strips (a)                       2,326,557
                    FMAC Loan Trust 1997-B AX, 2.937% 9/15/19 interest-only strips (a)                       1,819,477
      3,808,661     FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                                             2,894,582
                    FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only strips (a)                         750,847
                    FMAC Loan Trust 1998-BA AX, 2.257% 11/15/20 interest-only strips (a)                     3,691,691
                                                                                                        ---------------
                                                                                                        $   47,754,367
                                                                                                        ---------------
                    HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 8.5%
      5,000,000     Ace Securities 2003-OP1 B, 6.00% 12/25/33                                                4,450,000
      3,500,000     Ace Securities 2004-FM1 B1A, 7.141% 9/25/33                                              3,220,000
      6,468,000     Ace Securities 2004-HE4 B, 7.141% 12/25/34 (a)                                           5,433,120
     11,000,000     Ace Securities 2004-OP1 B, 7.141% 4/25/34                                                9,900,000
      7,000,000     Ace Securities 2005-HE5 B2, 6.559% 8/25/35 (a)                                           5,105,100
      2,300,000     Ameriquest Finance 2004-FRN1 B, 8.50% 6/25/34 (a)                                        2,236,750
        565,807     Conseco Finance 2001-C B2, 7.09% 8/15/33                                                   535,293
      2,014,463     Conseco Finance 2001-A IB2, 10.30% 3/15/32                                               1,956,597
      4,967,085     Delta Funding Home Equity 1997-3 B1F, 7.65% 10/25/28                                     4,067,695
      1,986,884     Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                                        1,726,185
      7,000,000     Equifirst Mortgage 2004-2 B2, 7.041% 7/25/34 (a)                                         5,915,000
      1,275,000     Equifirst Mortgage 2005-1 B3, 6.891% 4/25/35 (a)                                         1,064,625
      2,000,000     Equifirst Mortgage 2005-1 B4, 7.08% 4/25/35 (a)                                          1,660,000
      2,510,000     GSAMP Trust 2005-S1 B3, 6.75% 12/25/34                                                   2,236,335
      3,500,000     Greenwich 2005-1A N2, 4.15% 1/20/45 (a)                                                  2,625,000
      3,090,842     IMC Home Equity 1997-3 B, 7.87% 8/20/28                                                  1,730,872
      4,638,420     IMC Home Equity 1997-5 B, 7.59% 11/20/28                                                 3,056,051
      3,750,000     Master NIM Trust 2004-CI4 N2, 9.00% 4/26/34 (a)                                          3,750,000
      4,582,000     Soundview 2005-3 B2, 6.391% 6/25/35                                                      3,596,870
      4,615,000     Terwin Mortgage 2004-16SL B3, 7.96% 10/25/34 (a)                                         3,922,750
      2,632,000     Terwin Mortgage 2004-8HES B2, 8.00% 6/25/34                                              2,368,800
     10,456,000     Terwin Mortgage 2005-1SL B4, 5.00% 2/25/35 (a)                                           9,201,280
                    Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35 interest-only strips                         9,954,000
      9,000,000     Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a)                                              7,742,700
                                                                                                        ---------------
                                                                                                        $   97,455,023
                                                                                                        ---------------


    PRINCIPAL
     AMOUNT/                                                                                                 MARKET
     SHARES         DESCRIPTION                                                                              VALUE(b)

                    MANUFACTURED HOUSING LOANS - 4.5%
      4,000,000     Conseco Finance 2001-1 M1, 7.535% 7/1/32                                                   868,948
      7,000,000     Green Tree Financial 1998-3 M1, 6.86% 3/1/30                                             2,423,330
      6,258,625     Green Tree Financial 1996-4 M1, 7.75% 6/15/27                                            5,074,681
     11,667,243     Green Tree Financial 1996-5 M1, 8.05% 7/15/27                                            9,644,376
     10,050,000     Green Tree Financial 1997-3 M1, 7.53% 3/15/28                                            6,180,750
     13,205,000     Green Tree Financial 1997-8 M1, 7.02% 10/15/27                                           9,151,884
      1,200,000     Green Tree Financial 1999-4 M1, 7.60% 5/1/31                                               172,924
      6,000,000     Green Tree Financial 1999-5 M1, 8.05% 3/1/30                                               810,000
     19,000,000     Madison Avenue Manufactured Housing 2002-A B2, 6.891% 3/25/32                            6,317,500
      5,250,000     Merit Securities 12-1 1M2, 8.35% 7/28/33                                                 3,154,226
      2,433,000     Merit Securities 13 M2, 8.653% 12/28/33                                                    932,399
      9,336,399     Oakwood Mortgage 2001-C A4, 7.405% 12/15/30                                              6,291,948
                                                                                                        ---------------
                                                                                                        $   51,022,966
                                                                                                        ---------------
                    RECREATIONAL EQUIPMENT - 0.2%
      1,229,559     Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18                             1,131,194
      1,505,722     Green Tree Recreational Equipment 1996-C CTFS, 7.65% 10/15/17                            1,388,205
                                                                                                        ---------------
                                                                                                        $    2,519,399
                                                                                                        ---------------

                                                                                                        ---------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE (COST $478,103,372)                                $   470,459,185
                                                                                                        ---------------

CORPORATE BONDS - INVESTMENT GRADE - 0.2% OF NET ASSETS
                    RETAIL - 0.2%
      2,000,000     Albertson's, 7.75% 6/15/26                                                               1,746,580
                                                                                                        ---------------
TOTAL CORPORATE BONDS - INVESTMENT GRADE (COST $1,746,697)                                              $    1,746,580
                                                                                                        ---------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 24.9% OF NET ASSETS
                    APPLIANCES - 0.5%
      5,447,000     Windmere-Durable, 10.00% 7/31/08                                                         5,120,180
                    AUTOMOTIVES - 0.6%
        975,000     Ford Motor, 9.215% 9/15/21                                                                 879,938
      1,187,000     Ford Motor, 9.98% 2/15/47                                                                1,071,268
      4,000,000     General Motors, 8.375% 7/15/33                                                           3,120,000
      2,050,000     General Motors, 8.25% 7/15/23                                                            1,593,875
                                                                                                        ---------------
                                                                                                        $    6,665,081
                                                                                                        ---------------
                    AUTOMOTIVE PARTS & EQUIPMENT - 0.7%
      1,100,000     Delphi Automotive, 6.55% 6/15/06                                                           786,522
      7,900,000     Dura Operating, 9.00% 5/1/09                                                             5,490,500
      2,000,000     Metaldyne Corp., 10.00% 11/1/13 (a)                                                      1,740,000
                                                                                                        ---------------
                                                                                                        $    8,017,022
                                                                                                        ---------------
                    BASIC MATERIALS - 1.6%
      4,450,000     Edgen Acquisition, 9.875% 2/1/11                                                         4,472,250
      4,000,000     Millar Western, 7.75% 11/15/13                                                           3,373,400
     10,077,000     OM Group, 9.25% 12/15/11                                                                10,253,347
                                                                                                        ---------------
                                                                                                        $   18,098,997
                                                                                                        ---------------
                    BUILDING & CONSTRUCTION - 0.8%
      9,570,000     MMI Products, 11.25% 4/15/07                                                             9,139,350
                    COMMUNICATIONS - 0.7%
      4,500,000     Charter, 10.00% 5/15/11                                                                  3,262,500
      3,376,000     Charter Communication, Zero Coupon Bond 5/15/11                                          2,413,840
      2,900,000     Penton Media, 10.375% 6/15/11                                                            2,697,000
                                                                                                        ---------------
                                                                                                        $    8,373,340
                                                                                                        ---------------
                    CONSULTING SERVICES - 0.9%
      4,850,000     MSX International, 11.375% 1/15/08                                                       3,395,000
      6,850,000     MSX International, 11.00% 10/15/07                                                       6,815,750
                                                                                                        --------------
                                                                                                        $   10,210,750
                                                                                                        --------------
                    ELECTRONICS - 0.8%
      9,415,000     Motors and Gears, 10.75% 11/15/06                                                        8,944,250
                    ENERGY - 0.4%
      4,600,000     United Refining, 10.50% 8/15/12                                                          4,876,000
                    FINANCE - 1.3%


    PRINCIPAL
     AMOUNT/                                                                                                 MARKET
     SHARES         DESCRIPTION                                                                              VALUE(b)

      4,512,000     Advanta Capital Trust I, 8.99% 12/17/26                                                  4,557,120
      2,150,000     Citisteel USA, 10.00% 9/1/10 (a)                                                         2,128,500
      2,011,000     Labranche, 11.00% 5/15/12                                                                2,222,155
      8,700,000     Triton Aviation 1A A, 4.341% 5/15/25 (a)                                                 5,850,750
                                                                                                        ---------------
                                                                                                        $   14,758,525
                                                                                                        ---------------
                    FOOD - 0.4%
      1,000,000     Di Giorgio Corp., 10.00% 6/15/07                                                           990,000
      5,050,000     Merisant, 9.50% 7/15/13 (a)                                                              3,434,000
                                                                                                        ---------------
                                                                                                        $    4,424,000
                                                                                                        ---------------
                    GARDEN PRODUCTS - 0.2%
      3,200,000     Ames True Temper, 10.00% 7/15/12                                                         2,536,000
                    HUMAN RESOURCES - 0.3%
      2,950,000     Comforce Operating, 12.00% 12/1/07                                                       2,942,625
                    INDUSTRIAL - 4.3%
      9,140,000     Consolidated Container, 10.125% 7/15/09                                                  6,078,100
      9,000,000     Constar International, 11.00% 12/1/12                                                    5,670,000
      8,000,000     Continental Global Group, 9.00% 10/1/08                                                  7,895,120
      1,750,000     Elgin National, 11.00% 11/1/07                                                           1,642,008
      5,400,000     GSI Group, 12.00% 5/15/13 (a)                                                            5,541,750
      2,200,000     Intermet, Zero Coupon Bond 6/15/09 (d)                                                     737,000
      2,800,000     Trimas Corp., 9.875% 6/15/2012                                                           2,297,680
      4,000,000     US Can, 12.375% 10/1/10                                                                  3,810,000
      8,250,000     VITRO S.A., 11.75% 11/1/13 (a)                                                           7,672,500
      8,900,000     Wolverine Tube, 7.375% 8/1/08 (a)                                                        7,654,000
                                                                                                        ---------------
                                                                                                        $   48,998,158
                                                                                                        ---------------
                    INVESTMENT COMPANIES - 0.7%
      5,900,000     Rafaella Apparel, 11.25% 6/15/11 (a)                                                     5,752,500
      2,000,000     Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)                                    2,000,000
                                                                                                        ---------------
                                                                                                        $    7,752,500
                                                                                                        ---------------
                    MEDICAL PRODUCTS - 0.3%
      3,445,000     Hanger Orthopedic Group, 10.375% 2/15/09                                                 3,505,287
                    PHARMACEUTICALS - 0.2%
      4,100,000     Curative Health, 10.75% 5/1/11                                                           2,624,000
                    RETAIL - 1.9%
      8,175,000     General Nutrition Center, 8.50% 12/1/10                                                  6,969,188
      3,250,000     New World Restaurant, 13.00% 7/1/08                                                      3,362,872
      5,900,000     Star Gas Partner, 10.25% 2/15/13                                                         4,808,500
      7,750,000     Uno Restaurant, 10.00% 2/15/11 (a)                                                       7,168,750
                                                                                                        ---------------
                                                                                                        $   22,309,310
                                                                                                        ---------------
                    SPECIAL PURPOSE ENTITY - 3.2%
     14,792,919     Dow Jones CDX HY T4, 10.50% 12/29/09 (a)                                                14,524,797
      3,000,000     Dryden High Yield 2001-I, Zero Coupon Bond 11/9/13 (a)                                   2,940,000
      6,000,000     INCAPS Funding II, 10.00% 1/15/34 (a)                                                    5,820,000
      1,000,000     MM Community Funding, 10.00% 8/1/31 (a)                                                    940,000
      6,000,000     ML CLO 97 PILG-1, 7.614% 3/23/09 (a)                                                     3,000,000
      6,189,000     MM Community Funding IX, 10.00% 5/1/33 (a)                                               5,631,990
      1,300,000     TPREF Funding II, 12.00% 11/15/32 (a)                                                    1,235,000
      3,000,000     TPREF Funding III, 11.00% 1/15/33 (a)                                                    2,880,000
                                                                                                        ---------------
                                                                                                        $   36,971,787
                                                                                                        ---------------
                    TECHNOLOGY - 0.1%
        950,000     Danka Business, 10.00% 4/1/08                                                              883,500
                    TELECOMMUNICATIONS - 3.0%
      2,250,000     Alestra SA, 8.00% 6/30/10                                                                2,047,500
      5,720,000     BARAK I.T.C., Zero Coupon Bond 11/15/07 (d) (e)                                          4,404,400
      1,284,000     Exchelon Operating, 8.375% 3/15/10                                                       1,194,120
      9,000,000     Level 3 Financing, 10.75% 10/15/11                                                       7,526,250
      1,025,000     Millicom International, 10.00% 12/1/13                                                   1,058,312
      7,485,000     Primus Telecommunications, 8.00% 1/15/14                                                 4,752,975
      7,685,000     Rural Cellular, 9.75% 1/15/10                                                            7,761,850
        600,000     Securus Technologies, 11.00% 9/1/11                                                        534,000


    PRINCIPAL
     AMOUNT/                                                                                                MARKET
     SHARES         DESCRIPTION                                                                             VALUE(b)

      5,000,000     Time Warner, 10.125% 2/1/11                                                              5,150,000
        400,000     Time Warner Telecommunications, 9.25% 2/15/14                                              405,000
                                                                                                        ---------------
                                                                                                        $   34,834,407
                                                                                                        ---------------
                    TOBACCO - 0.6%
      9,305,000     North Atlantic Trading, 9.25% 3/1/12                                                     6,978,750
                    TRANSPORTATION - 0.3%
      3,300,000     Evergreen International Aviation, 12.00% 5/15/10                                         2,607,000
                    TRAVEL - 0.4%
      5,000,000     Worldspan Financial, 9.024% 2/15/11 (a)                                                  4,400,000
                    UTILITIES - 0.8%
      6,250,000     Calpine, 8.75% 7/15/13 (a)                                                               4,421,875
      6,500,000     Calpine, 9.875% 12/1/11 (a)                                                              4,745,000
                                                                                                        ---------------
                                                                                                        $    9,166,875
                                                                                                        ---------------

                                                                                                        ---------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST $302,639,887)                                        $  285,137,694
                                                                                                        ---------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 3.3% OF NET ASSETS
                    COLLATERALIZED MORTGAGE OBLIGATION - 3.3%
      2,600,000     First Franklin Mortgage 2003-FF5 N3, 10.00% 4/25/34 (a)                                  2,626,000
                    Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only strips                       1,231,313
                    Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only strips                           997,414
                    Harborview Mortgage 2004-8 X, 0.75% 11/19/34 interest-only strips                        5,371,479
     15,000,000     Long Beach Mortgage 2004-4 M12, 6.09% 10/25/34                                          13,500,000
                    Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips                      3,742,981
      5,527,000     Merrill Lynch 2005-M1, 5.67% 5/25/36                                                     4,447,466
      1,414,396     Structured Asset 2003-S A, 7.50% 12/28/33 (a)                                            1,416,164
      5,000,000     Park Place Securities 2004-MCW1 C, 10.00% 9/25/34 (a)                                    5,000,000
                                                                                                        ---------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE (COST $45,927,993)                                  $   38,332,817
                                                                                                        ---------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 9.3% OF NET ASSETS
                    COLLATERALIZED MORTGAGE OBLIGATION - 9.3%
        373,215     First Nationwide Trust 2001-4 DB4, 7.704% 9/25/31                                           74,643
      7,800,000     First Franklin Mortgage 2004-FFH2 B2, 7.141% 6/25/34 (a)                                 6,942,000
     11,000,000     First Franklin Mortgage 2004-FFH3 B2, 6.59% 10/25/34 (a)                                 9,680,000
      9,000,000     Fremont Home Equity 2005-C B3, 5.63% 7/25/35 (a)                                         6,277,500
      6,000,000     GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                               4,860,000
     16,000,000     Greenwich 2005-4 N-2, Zero Coupon Bond, 7/27/45 (a)                                      8,240,000
     10,000,000     Greenwich 2005-3 N2, 2.00% 6/27/35 (a)                                                   6,195,300
      6,750,000     Greenwich 2005-2A N2, 3.10% 2/26/35 (a)                                                  4,670,122
      8,515,070     Long Beach Mortgage 2001-4 M3, 6.391%  3/25/32                                           4,087,234
      8,000,000     Long Beach Mortgage 2004-2 B, 7.141% 6/25/34 (a)                                         7,360,000
      8,000,000     Long Beach Mortgage 2005-WL1B, 5.986% 6/25/35 (a)                                        6,400,000
      4,108,000     Meritage Mortgage 2004-2 B1, 6.891% 1/25/35 (a)                                          3,573,960
      3,581,000     Meritage Mortgage 2004-2 B2, 6.891% 1/25/35 (a)                                          3,025,945
      3,150,000     Park Place Securities 2005-WHQ1 M10, 6.141% 3/25/35 (a)                                  2,808,887
     10,000,000     Park Place Securities 2005-WCW1 M11, 5.96% 9/25/35                                       7,841,900
      8,000,000     Park Place Securities 2005-WCW3, 5.981% 8/25/35 (a)                                      6,480,000
      3,100,000     Park Place Securities 2005-WHQ4, 6.088% 9/25/35 (a)                                      2,123,965
      5,307,000     People's Choice Home Loan 2004-2 B, 5.00% 10/25/34 (a)                                   4,384,909
      2,780,000     Soundview 2005-1 B3, 6.891% 4/25/35 (a)                                                  2,279,600
      2,181,000     Soundview 2005-2 B2, 6.71% 7/25/35 (a)                                                   1,777,515
      2,181,000     Soundview 2005-2 B4, 6.46% 7/25/35 (a)                                                   1,603,035
      7,264,313     Structured Asset 1999-1 Note, 10.00% 8/25/28 (a)                                         5,448,235
                                                                                                        ---------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $107,989,989)                             $  106,134,750
                                                                                                        ---------------

GOVERNMENT AGENCY SECURITIES  - 0.2% OF NET ASSETS
                    GNMA 2001-44, 1.00% 7/16/41 interest-only strips (c)                                     2,070,339
                                                                                                        ---------------
TOTAL GOVERNMENT AGENCY SECURITIES (COST $3,157,522)                                                    $    2,070,339
                                                                                                        ---------------

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS


    PRINCIPAL
     AMOUNT/                                                                                                 MARKET
     SHARES         DESCRIPTION                                                                              VALUE(b)

      1,815,000     Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                             953,873
                                                                                                        ---------------
TOTAL MUNICIPAL SECURITIES (COST $1,135,611)                                                            $      953,873
                                                                                                        ---------------

COMMON STOCKS - 8.2% OF NET ASSETS
         12,600     3M Company                                                                                 924,336
         20,500     Alliance Capital Management Holding L.P.                                                   980,925
         68,900     American Capital Strategies, Ltd.                                                        2,525,874
         80,800     Andrx Corporation (d)                                                                    1,246,744
        134,800     Anthracite Capital, Inc.                                                                 1,560,984
         32,700     Arthur J. Gallegher & Co.                                                                  942,087
         75,500     ATI Technologies Inc. (d)                                                                1,052,470
         39,600     Bank of America Corporation                                                              1,667,160
         36,500     Bois d'Arc Energy LLC (d)                                                                  628,165
         17,300     Burlington Northern Santa Fe Corporation                                                 1,034,540
         16,000     Caterpillar, Inc.                                                                          940,000
         27,100     CEMEX, S.A. de C.V.                                                                      1,417,330
         23,000     Cimarex Energy Co. (d)                                                                   1,042,590
        102,100     Cisco Systems, Inc. (d)                                                                  1,829,632
         68,700     Consolidated Communications Illinois Holdings, Inc. (d)                                    934,320
         10,800     Cooper Cameron Corporation (d)                                                             798,444
         34,100     Cree, Inc. (d)                                                                             853,182
         30,900     Cytec Industries Inc.                                                                    1,340,442
          7,500     Deere & Company                                                                            459,000
         46,400     Direct General Corporation                                                                 915,472
         49,300     Dollar General Corporation                                                                 904,162
          4,400     Education Realty Trust, Inc.                                                                73,480
         22,900     El DuPont de Nemours and Company                                                           896,993
          9,100     EnCana Corporation (d)                                                                     530,621
         22,400     ENSCO International Incorporated                                                         1,043,616
         47,000     Enterprise Partners Products L.P.                                                        1,183,460
         15,900     Exxon Mobil Corporation                                                                  1,010,286
         23,000     Family Dollar Stores, Inc.                                                                 457,010
         39,500     First Data Corporation                                                                   1,580,000
         63,000     Flextronics International Ltd. (d)                                                         809,550
         78,500     Fred's Inc.                                                                                982,035
         20,500     Frontline Ltd.                                                                             904,460
         27,700     General Electric Company                                                                   932,659
         31,900     General Maritime Corporation                                                             1,174,239
         29,400     GlobalSantaFe Corporation                                                                1,341,228
         55,200     Ingram Micro Inc. (d)                                                                    1,023,408
        116,900     InPhonic, Inc. (d)                                                                       1,607,375
         37,425     Intel Corporation                                                                          922,526
        100,200     Iowa Telecommunications Services, Inc.                                                   1,685,364
         20,000     J.C. Penny Company, Inc.                                                                   948,400
         24,400     Kinder Morgan Energy Partners, L.P.                                                      1,289,540
         18,800     KKR Financial Corp. (d)                                                                    418,112
         85,900     Korn/Ferry International (d)                                                             1,407,901
         22,000     L-3 Communications Holdings, Inc.                                                        1,739,540
         62,700     Limited Brands, Inc.                                                                     1,280,961
         49,800     Lincoln Electric Holdings, Inc.                                                          1,962,120
         41,100     Lloyds TSB Group plc                                                                     1,365,753
         34,100     Macquarie Infrastructure Company Trust                                                     961,620
         32,300     Magellan Midstream Partners, L.P.                                                        1,106,921
         30,900     Manpower Inc.                                                                            1,371,651
         24,200     Marathon Oil Corporation                                                                 1,668,106
         45,400     Masco Corporation                                                                        1,392,872
        194,400     MCG Capital Corporation                                                                  3,279,528
         68,000     Microsoft Corporation                                                                    1,749,640
         49,000     Nam Tai Electronics, Inc.                                                                1,246,070
         40,450     New Century Financial Corporation                                                        1,467,122


    PRINCIPAL
     AMOUNT/                                                                                                  MARKET
     SHARES         DESCRIPTION                                                                               VALUE(b)

         64,400     New Skies Satellites Holdings Ltd.                                                       1,355,620
         56,220     Polycom, Inc. (d)                                                                          909,077
         86,900     Regal Entertainment Group                                                                1,741,476
         45,430     Ship Finance International Limited                                                         908,600
        175,100     Taiwan Semiconductor Manufacturing Company Ltd.                                          1,439,322
        231,829     Technology Investment Capital Corporation (d)                                            3,660,580
         58,600     Teva Pharmaceutical Industries Limited                                                   1,958,412
         63,100     The Home Depot, Inc.                                                                     2,406,634
         53,300     Thornburg Mortgage, Inc.                                                                 1,335,698
         34,700     Tidewater Inc.                                                                           1,688,849
         13,000     Trex Company, Inc. (d)                                                                     312,000
        148,300     Trustreet Properties Inc.                                                                2,320,895
         33,100     Tsakos Energy Navigation Limited                                                         1,192,262
         27,500     Universal Compression Holdings, Inc. (d)                                                 1,093,675
         12,900     Valero Energy Corporation                                                                1,458,474
          8,200     Valero L.P.                                                                                467,236
         42,700     Wal-Mart Stores, Inc.                                                                    1,871,114
         34,500     Washington Mutual, Inc.                                                                  1,353,090
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $89,355,558)                                                                  $   94,285,040
                                                                                                        ---------------

PREFERRED STOCKS - 1.0% OF NET ASSETS
         20,000     Babson Limited                                                                           1,800,000
          3,000     Credit Genesis CLO 2005                                                                  3,000,000
      3,000,000     Hewett's Island II (a)                                                                   2,970,000
          1,000     Seneca LTD (a)                                                                             900,000
          3,000     SOLOSO CDO 2005                                                                          2,978,117
                                                                                                        ---------------
TOTAL PREFERRED STOCKS (COST $11,740,617)                                                               $   11,648,117
                                                                                                        ---------------

MUTUAL FUNDS - 0.1% OF NET ASSETS
         11,300     iShares Russell 3000 Value Index Fund                                                    1,014,853
                                                                                                        ---------------
TOTAL MUTUAL FUNDS (COST $993,846)                                                                      $    1,014,853
                                                                                                        ---------------

REPURCHASE AGREEMENTS - 2.6% OF NET ASSETS
                    Repurchase agreement with Morgan Stanley & Co, 3.27%, dated
                    September 30, 2005 to be repurchased at $30,002,725 on October 1, 2005,             ---------------
                    collaterized by a U.S. Treasury Obligation with maturity of September 15, 2008.     $   30,000,000
                                                                                                        ---------------

CORPORATE LOANS - 0.2% OF NET ASSETS
      2,700,000     ICO North America, 7.50% 8/15/09                                                         2,700,000
                                                                                                        ---------------
                                                                                                        $    2,700,000
                                                                                                        ---------------
EURODOLLAR TIME DEPOSITS - 2.3% OF NET ASSETS
                    State Street Bank & Trust Company Eurodollar
                    time deposits dated September 30, 2005, 3.00%,
                    maturing at $26,392,199 on October 1, 2005.                                         ---------------
                                                                                                        $   26,390,000
                                                                                                        ---------------

                                                                                                        ---------------
TOTAL INVESTMENTS - 100.8% OF NET ASSETS (COST $1,185,739,407)                                          $1,154,710,755
                                                                                                         --------------
OTHER ASSETS AND LIABILITIES, NET - (0.8%) OF NET ASSETS                                                   (8,978,115)
                                                                                                        ---------------
NET ASSETS                                                                                              $1,145,732,640
                                                                                                        ===============

     (a)  Securities sold within the terms of a private placement  memorandum,  exempt from registration under Rule 144A under the  Securities Act of 1933, as amended,  and may be resold in  transactions  exempt from  registration, normally to qualified  institutional buyers.  Pursuant to guidelines adopted by the Board of Directors,  these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

     (b)  Investments in securities  listed or traded on a securities  exchange are valued at the last quoted sales price on the exchange where the security is primarily  traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date.  Equity  securities traded on the NASDAQ National Market
          System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date.
          Securities  for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system  where the  security is  principally  traded.  Long-term  debt  securities,  including U. S.
          government  securities,  listed corporate bonds, other fixed income and asset-backed  securities,  and unlisted securities and private placement securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent  pricing service.  Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates  market value.  Investments in other open-end  registered  investment  companies are valued at net asset value as reported by those investment companies.  Investments for which market quotations are not readily  available,  or available  quotations which appear to not accurately reflect the current value of an investment,  are valued at fair value as determined in good faith by the Valuation  Committee using procedures  established by and under the direction of the Board of
          Directors.  The values  assigned  to fair  value  investments  are based on  available  information  and do not necessarily  represent  amounts  that  might  ultimately  be  realized,  since  such  amounts  depend on future developments  inherent in long-term  investments.  Further,  because of the inherent  uncertainty of valuation, those estimated  values may differ  significantly  from the values that would have been used had a ready market for the investments existed, and the differences could be material.

     (c)  The issuer is a  publicly-traded  company that operates  under a  congressional  charter;  its  securities are neither issued nor guaranteed by the U. S. government.

     (d)  These securities are non-income producing.

     (e)  These securities are classified as Yankee Bonds,  which are U.S. dollar denominated bonds issued in the United
          States by a foreign entity.

     (f)  Trust preferred security with no stated interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Keegan Select Fund, Inc.


By:  /s/ Carter E. Anthony
    ----------------------------------
     Carter E. Anthony
     President and Chief Executive Officer

Date:  November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Carter E. Anthony
     ---------------------------------
     Carter E. Anthony
     President and Chief Executive Officer

Date:  November 23, 2005



By:   /s/ Joseph C. Weller
     ---------------------------------
     Joseph C. Weller
     Treasurer and Chief Financial Officer

Date:  November 23, 2005